T. ROWE PRICE Dividend Growth Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 2.9%
Entertainment 1.2%
Walt Disney (1) 1,373,346 232,329
232,329
Media 1.7%
Comcast, Class A  6,054,908 338,651
338,651
Total Communication Services 570,980
CONSUMER DISCRETIONARY 7.8%
Hotels, Restaurants & Leisure 3.2%
Hilton Worldwide Holdings (1) 1,393,748 184,128
Las Vegas Sands (1) 1,633,400 59,783
Marriott International, Class A (1) 597,139 88,430
McDonald's  843,488 203,373
Yum! Brands  911,026 111,428
647,142
Multiline Retail 1.3%
Dollar General  1,175,260 249,320
249,320
Specialty Retail 2.8%
Home Depot  785,688 257,910
Ross Stores  2,168,230 236,012
Tractor Supply  368,436 74,649
568,571
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  656,598 95,358
95,358
Total Consumer Discretionary 1,560,391
CONSUMER STAPLES 6.8%
Beverages 2.7%
Coca-Cola  4,141,396 217,299
Diageo (GBP)  1,179,234 57,093
PepsiCo  1,710,528 257,280
531,672
Food & Staples Retailing 0.7%
Costco Wholesale  307,944 138,375
138,375

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 2.1%
McCormick  828,984 67,172
Mondelez International, Class A  4,360,171 253,675
Nestle (CHF)  889,871 107,221
428,068
Household Products 0.8%
Colgate-Palmolive  819,867 61,966
Kimberly-Clark  767,700 101,674
163,640
Tobacco 0.5%
Philip Morris International  1,041,287 98,704
98,704
Total Consumer Staples 1,360,459
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
EOG Resources  1,618,306 129,902
TotalEnergies (EUR)  2,377,451 113,637
Total Energy 243,539
FINANCIALS 14.4%
Banks 4.7%
Bank of America  5,334,200 226,437
JPMorgan Chase  2,529,592 414,069
PNC Financial Services Group  161,400 31,576
Wells Fargo  5,953,914 276,321
948,403
Capital Markets 4.3%
Charles Schwab  3,552,642 258,775
CME Group  477,978 92,431
Goldman Sachs Group  256,300 96,889
Morgan Stanley  2,878,112 280,069
S&P Global  319,732 135,851
864,015
Consumer Finance 0.5%
American Express  583,682 97,784
97,784
Insurance 4.9%
Aon, Class A  662,128 189,216
Chubb  1,592,992 276,352
Marsh & McLennan  2,358,606 357,164
Progressive  831,364 75,147

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  337,654 78,491
976,370
Total Financials 2,886,572
HEALTH CARE 16.5%
Biotechnology 1.2%
AbbVie  2,132,400 230,022
230,022
Health Care Equipment & Supplies 5.8%
Becton Dickinson & Company  758,796 186,527
Danaher  1,777,546 541,156
Medtronic  1,589,220 199,209
Stryker  907,386 239,296
1,166,188
Health Care Providers & Services 2.8%
Cigna  705,084 141,130
UnitedHealth Group  1,081,134 422,442
563,572
Life Sciences Tools & Services 3.0%
Agilent Technologies  1,504,840 237,058
Thermo Fisher Scientific  617,820 352,979
590,037
Pharmaceuticals 3.7%
AstraZeneca, ADR (2) 2,210,700 132,775
Eli Lilly  792,800 183,176
Johnson & Johnson  1,263,446 204,046
Zoetis  1,161,098 225,416
745,413
Total Health Care 3,295,232
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 1.1%
Howmet Aerospace  2,426,179 75,697
Northrop Grumman  405,394 146,002
221,699
Air Freight & Logistics 1.0%
United Parcel Service, Class B  1,143,220 208,180
208,180
Commercial Services & Supplies 1.5%
Cintas  167,142 63,624
Waste Connections  1,920,721 241,877
305,501

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.3%
Rockwell Automation  233,600 68,688
68,688
Industrial Conglomerates 4.3%
General Electric  2,978,845 306,910
Honeywell International  1,254,188 266,239
Roper Technologies  637,744 284,517
857,666
Machinery 2.0%
Caterpillar  153,800 29,525
Cummins  391,100 87,825
Deere  139,400 46,709
Fortive  1,404,768 99,135
Illinois Tool Works  657,620 135,884
399,078
Professional Services 0.6%
Equifax  471,210 119,414
119,414
Road & Rail 1.7%
JB Hunt Transport Services  639,702 106,971
Union Pacific  1,140,019 223,455
330,426
Total Industrials & Business Services 2,510,652
INFORMATION TECHNOLOGY 21.4%
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  1,970,232 144,280
TE Connectivity  1,099,200 150,832
295,112
IT Services 6.8%
Accenture, Class A  1,232,352 394,254
Automatic Data Processing  625,204 124,991
Broadridge Financial Solutions  1,061,100 176,821
Fidelity National Information Services  1,693,647 206,083
Visa, Class A  2,033,198 452,895
1,355,044
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials  1,403,400 180,660
Microchip Technology  917,092 140,764
QUALCOMM  560,900 72,345
Texas Instruments  1,514,172 291,039
684,808

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 6.1%
Microsoft  4,316,832 1,217,001
1,217,001
Technology Hardware, Storage & Peripherals 3.6%
Apple  5,082,940 719,236
719,236
Total Information Technology 4,271,201
MATERIALS 5.4%
Chemicals 2.7%
Air Products & Chemicals  383,618 98,248
Ecolab  89,244 18,618
Linde  618,042 181,321
RPM International  1,203,754 93,472
Sherwin-Williams  501,122 140,179
531,838
Containers & Packaging 2.7%
Avery Dennison  902,550 187,017
Ball  2,663,670 239,651
Sealed Air  2,113,000 115,771
542,439
Total Materials 1,074,277
REAL ESTATE 3.3%
Equity Real Estate Investment Trusts 3.3%
American Tower, REIT  960,752 254,993
Crown Castle International, REIT  819,497 142,035
Equity Residential, REIT  3,336,736 270,009
Total Real Estate 667,037
UTILITIES 4.0%
Electric Utilities 1.5%
Eversource Energy  1,105,011 90,346
NextEra Energy  2,651,049 208,160
298,506
Gas Utilities 0.5%
Atmos Energy  1,016,604 89,664
89,664
Multi-Utilities 1.6%
Ameren  1,497,290 121,280
CMS Energy  1,721,300 102,813
Sempra Energy  772,702 97,747
321,840

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Water Utilities 0.4%
American Water Works  519,100 87,749
87,749
Total Utilities 797,759
Total Common Stocks (Cost $9,855,077) 19,238,099
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 726,265,123 726,265
Total Short-Term Investments (Cost $726,265) 726,265
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 14,921 149
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 149
Total Securities Lending Collateral (Cost $149) 149
Total Investments in Securities 99.8%
(Cost $10,581,491) $ 19,964,513
Other Assets Less Liabilities 0.2% 31,363
Net Assets 100.0% $ 19,995,876
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 193
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 193 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 578,797 ¤ ¤ $ 726,265
T. Rowe Price Short-Term Fund,
0.07% 59,013 ¤ ¤ 149
Total $ 726,414 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $193 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $726,414.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dividend Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Dividend Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F58-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,960,148 $ 277,951 $ — $ 19,238,099
Short-Term Investments 726,265 — — 726,265
Securities Lending Collateral 149 — — 149
Total $ 19,686,562 $ 277,951 $ — $ 19,964,513